General (Tables)	12 Months Ended
Dec. 31, 2022
General [Abstract]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
Based on a purchase price allocation ("PPA") performed by independent adviser, the fair value of the assets of the acquired company is estimated as follows :

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$(3,400)
Technology	3,800	15 years
Customer relationships	4,800	14 years
Customer backlog	1,200	2 years
Goodwill	25,000
	$31,400

	Preliminary estimated fair value	Adjustments	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed, excluding cash and cash equivalents	$(65,800)	$(2,600)	$(68,400)
Technology	45,000	—	45,000	16 years
IPR&D	41,700	—	41,700	Indefinite
Customer relationships	119,900	1,600	121,500	31 years
Customer backlog	14,700	11,300	26,000	3 years
Goodwill	194,500	(10,300)	184,200
	$350,000		$350,000

Schedule Of Goodwill
Changes in goodwill during 2022 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	2022
Balance, at January 1	$62,298	$316,656	$110,620	$652,448	$408,530	$1,550,552
Additions (1)	—	—	21,217	—	2,386	23,603
PPA adjustment (2)	—	—	—	—	(10,260)	(10,260)
Reduction related to deconsolidation of a subsidiary	—	—	—	(1,888)	—	(1,888)
Net translation differences (3)	(365)	(1)	(1,458)	(57,689)	—	(59,513)
Balance, at December 31	$61,933	$316,655	$130,379	$592,871	$400,656	$1,502,494

(1)Additions related to acquisitions. See Notes 1D(1) and 1D(2).
(2)Adjustment related to PPA of a subsidiary acquired in 2021. See Note 1D(4).
(3)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.